Loans and other financial assets at amortized cost - Changes in gross carrying amount of loans (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	₩ 319,996,272	₩ 314,174,243	₩ 282,843,945
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	6,596,048	6,977,862	6,346,889
Transfer to lifetime expected credit losses	(11,761,808)	(10,462,062)	(10,245,852)
Transfer to credit-impaired financial assets	(886,332)	(432,009)	(370,369)
Charge off	0	0	0
Disposal	(18,212)	(48,472)	0
Net increase (decrease)	18,784,965	9,697,416	35,599,630
Changes due to business combinations	1,144	89,294
Ending balance	332,712,077	319,996,272	314,174,243
Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	24,573,259	23,354,201	20,423,672
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(6,576,839)	(6,948,028)	(6,291,280)
Transfer to lifetime expected credit losses	11,806,797	10,499,597	10,312,654
Transfer to credit-impaired financial assets	(435,957)	(246,566)	(221,985)
Charge off	0	0	0
Disposal	(1,210)	(650)	0
Net increase (decrease)	(3,046,656)	(2,089,285)	(868,860)
Changes due to business combinations	0	3,990
Ending balance	26,319,394	24,573,259	23,354,201
Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	1,369,465	1,157,776	1,435,089
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(19,209)	(29,834)	(55,609)
Transfer to lifetime expected credit losses	(44,989)	(37,535)	(66,802)
Transfer to credit-impaired financial assets	1,322,289	678,575	592,354
Charge off	(906,665)	(522,874)	(627,871)
Disposal	(696,948)	(208,866)	(292,886)
Net increase (decrease)	728,338	323,906	173,501
Changes due to business combinations	0	8,317
Ending balance	1,752,281	1,369,465	1,157,776
Credit impairment model
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	313,717	0
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Transfer to credit-impaired financial assets	0	0
Charge off	0	0
Disposal	(152,024)	0
Net increase (decrease)	606,794	313,717
Changes due to business combinations	0	0
Ending balance	768,487	313,717	0
Consumers | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	131,328,377	135,139,685	125,990,038
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	4,038,074	4,651,157	4,377,247
Transfer to lifetime expected credit losses	(6,406,254)	(6,284,951)	(6,104,417)
Transfer to credit-impaired financial assets	(263,965)	(157,808)	(108,717)
Charge off	0	0	0
Disposal	(63)	0	0
Net increase (decrease)	4,115,668	(2,077,449)	10,985,534
Changes due to business combinations	1,144	57,743
Ending balance	132,812,981	131,328,377	135,139,685
Consumers | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	14,020,582	13,500,783	12,016,711
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(4,024,039)	(4,637,460)	(4,357,347)
Transfer to lifetime expected credit losses	6,422,979	6,303,526	6,127,477
Transfer to credit-impaired financial assets	(173,536)	(102,097)	(79,746)
Charge off	0	0	0
Disposal	(491)	(259)	0
Net increase (decrease)	(1,531,099)	(1,046,885)	(206,312)
Changes due to business combinations	0	2,974
Ending balance	14,714,396	14,020,582	13,500,783
Consumers | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	564,057	499,969	537,106
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(14,035)	(13,697)	(19,900)
Transfer to lifetime expected credit losses	(16,725)	(18,575)	(23,060)
Transfer to credit-impaired financial assets	437,501	259,905	188,463
Charge off	(301,995)	(161,850)	(174,012)
Disposal	(218,965)	(57,052)	(48,795)
Net increase (decrease)	192,248	47,727	40,167
Changes due to business combinations	0	7,630
Ending balance	642,086	564,057	499,969
Corporates | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	179,552,435	170,795,255	149,574,932
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	2,214,045	1,784,684	1,610,541
Transfer to lifetime expected credit losses	(4,944,087)	(3,773,713)	(3,627,800)
Transfer to credit-impaired financial assets	(582,131)	(242,421)	(244,236)
Charge off	0	0	0
Disposal	(18,149)	(48,472)	0
Net increase (decrease)	12,389,915	11,005,551	23,481,818
Changes due to business combinations	0	31,551
Ending balance	188,612,028	179,552,435	170,795,255
Corporates | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	9,486,297	8,458,279	7,328,741
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(2,209,035)	(1,768,655)	(1,575,157)
Transfer to lifetime expected credit losses	4,971,596	3,792,473	3,670,808
Transfer to credit-impaired financial assets	(242,382)	(123,225)	(132,986)
Charge off	0	0	0
Disposal	(719)	(391)	0
Net increase (decrease)	(1,384,370)	(873,200)	(833,127)
Changes due to business combinations	0	1,016
Ending balance	10,621,387	9,486,297	8,458,279
Corporates | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	625,998	541,732	717,909
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(5,010)	(16,029)	(35,384)
Transfer to lifetime expected credit losses	(27,509)	(18,760)	(43,008)
Transfer to credit-impaired financial assets	824,513	365,646	377,222
Charge off	(298,665)	(140,744)	(233,507)
Disposal	(404,876)	(134,732)	(187,571)
Net increase (decrease)	142,393	28,198	(53,929)
Changes due to business combinations	0	687
Ending balance	856,844	625,998	541,732
Corporates | Credit impairment model
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	313,717
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit-impaired financial assets	0
Charge off	0
Disposal	(152,024)
Net increase (decrease)	606,794
Changes due to business combinations	0
Ending balance	768,487	313,717
Credit card accounts | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	9,115,460	8,239,303	7,278,975
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	343,929	542,021	359,101
Transfer to lifetime expected credit losses	(411,467)	(403,398)	(513,635)
Transfer to credit-impaired financial assets	(40,236)	(31,780)	(17,416)
Charge off	0	0	0
Disposal	0	0	0
Net increase (decrease)	2,279,382	769,314	1,132,278
Changes due to business combinations	0	0
Ending balance	11,287,068	9,115,460	8,239,303
Credit card accounts | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	1,066,380	1,395,139	1,078,220
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(343,765)	(541,913)	(358,776)
Transfer to lifetime expected credit losses	412,222	403,598	514,369
Transfer to credit-impaired financial assets	(20,039)	(21,244)	(9,253)
Charge off	0	0	0
Disposal	0	0	0
Net increase (decrease)	(131,187)	(169,200)	170,579
Changes due to business combinations	0	0
Ending balance	983,611	1,066,380	1,395,139
Credit card accounts | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	179,410	116,075	180,074
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(164)	(108)	(325)
Transfer to lifetime expected credit losses	(755)	(200)	(734)
Transfer to credit-impaired financial assets	60,275	53,024	26,669
Charge off	(306,005)	(220,280)	(220,352)
Disposal	(73,107)	(17,082)	(56,520)
Net increase (decrease)	393,697	247,981	187,263
Changes due to business combinations	0	0
Ending balance	₩ 253,351	₩ 179,410	₩ 116,075